Note 9 - Property and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Details) - Top of range [member]	12 Months Ended
Dec. 31, 2023
Office properties [member]
Statement Line Items [Line Items]
Useful life (Year)	7 years
Equipment 1 [member]
Statement Line Items [Line Items]
Useful life (Year)	10 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life (Year)	6 years
Furniture and fixtures 1 [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years